Share capital and reserves (Disclosure of number of warrants outstanding, exercise price and expiry date) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding warrants [Line Items]
Outstanding warrants	7,388,556	5,026,926	4,757,926	5,371,896
Exercise price	$ 1	$ 1.38	$ 1.31	$ 1.49
Warrants 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding warrants [Line Items]
Outstanding warrants	577,000
Expiry Date	November 29, 2027
Exercise price	$ 1.5
Warrants 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding warrants [Line Items]
Outstanding warrants	355,000
Expiry Date	May 10, 2028
Exercise price	$ 1.5
Warrants 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding warrants [Line Items]
Outstanding warrants	460,000
Expiry Date	June 30, 2026
Exercise price	$ 1.3
Warrants 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding warrants [Line Items]
Outstanding warrants	900,000
Expiry Date	January 11, 2027
Exercise price	$ 1.3
Warrants 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding warrants [Line Items]
Outstanding warrants	1,809,000
Expiry Date	March 28, 2027
Exercise price	$ 1.35
Warrants 6 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding warrants [Line Items]
Outstanding warrants	2,537,556
Expiry Date	July 18, 2028
Exercise price	$ 0.55
Warrants 7 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding warrants [Line Items]
Outstanding warrants	750,000
Expiry Date	October 15, 2028
Exercise price	$ 0.6